Revenue - Summary of revenue of geographical areas (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about revenue by geographic area
Revenue	€ 100,796	€ 115,768	[1]
EMEA
Disclosure of detailed information about revenue by geographic area
Revenue	37,620	40,374
North America
Disclosure of detailed information about revenue by geographic area
Revenue	50,335	56,157
Greater China
Disclosure of detailed information about revenue by geographic area
Revenue	6,466	10,231
Other Asia
Disclosure of detailed information about revenue by geographic area
Revenue	€ 6,375	€ 9,006

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).